Expense Example - Voya Russell Large Cap Index Portfolio	Class ADV 1 Yr	Class ADV 3 Yrs	Class ADV 5 Yrs	Class ADV 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class S 1 Yr	Class S 3 Yrs	Class S 5 Yrs	Class S 10 Yrs	Class S2 1 Yr	Class S2 3 Yrs	Class S2 5 Yrs	Class S2 10 Yrs
USD ($)	88	292	512	1,147	37	133	238	547	62	213	376	851	78	260	458	1,030